Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Floating Rate Income Fund - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Account Value		$ 14,252	$ 14,252	$ 14,252	$ 12,876	$ 11,816	$ 11,915	$ 11,117	$ 11,041	$ 10,868	$ 10,513	$ 10,095	$ 9,875	$ 9,750
Average Annual Return, Percent		7.96%	4.71%	3.61%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		10.69%	5.24%	3.87%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 13,557	$ 13,557	$ 13,557	12,340	11,410	11,588	10,895	10,900	10,811	10,535	10,191	10,047	10,000
Average Annual Return, Percent		8.86% [1]	4.46%	3.09%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		9.86%	4.46%	3.09%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 15,009	$ 15,009	$ 15,009	13,531	12,385	12,455	11,599	11,477	11,276	10,876	10,411	10,158	10,000
Average Annual Return, Percent		10.92%	5.51%	4.14%
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,505,613	$ 1,505,613	$ 1,505,613	1,357,142	1,241,553	1,247,165	1,160,801	1,148,967	1,127,544	1,088,363	1,041,396	1,015,600	1,000,000
Average Annual Return, Percent		10.94%	5.55%	4.17%
Bloomberg US Universal Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg US Universal Index (broad-based index)
Account Value		$ 12,106	$ 12,106	$ 12,106	11,218	11,262	12,776	12,665	11,902	10,812	10,914	10,770	10,113	10,000
Average Annual Return, Percent	[2]	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Account Value		$ 15,860	$ 15,860	$ 15,860	$ 14,447	$ 13,244	$ 13,220	$ 12,184	$ 12,115	$ 11,719	$ 11,129	$ 10,517	$ 10,139	$ 10,000
Average Annual Return, Percent		9.78%	5.53%	4.72%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.